Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000263762 | Rights
Holdings [Line Items]
Percent of Total Investments	0.00%
C000263762 | Telecommunications
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	0.02%
C000263762 | Renewable Energy
Holdings [Line Items]
Percent of Total Investments	0.02%
C000263762 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	0.03%
C000263762 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.06%
C000263762 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.09%
C000263762 | Banking
Holdings [Line Items]
Percent of Total Investments	0.16%
C000263762 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Total Investments	0.17%
C000263762 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	0.33%
C000263762 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	0.34%
C000263762 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.48%
C000263762 | Financial Services
Holdings [Line Items]
Percent of Total Investments	2.15%
C000263762 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.59%
C000263762 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Total Investments	5.55%
C000263762 | Media
Holdings [Line Items]
Percent of Total Investments	6.33%
C000263762 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	7.33%
C000263762 | Industrial Services
Holdings [Line Items]
Percent of Total Investments	7.47%
C000263762 | Materials
Holdings [Line Items]
Percent of Total Investments	10.77%
C000263762 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.41%
C000263762 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	19.07%
C000263762 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	20.64%
C000263762 | Spain
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Germany
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Cayman Islands
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Netherlands
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Japan
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | France
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Sweden
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Italy
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Switzerland
Holdings [Line Items]
Percent of Total Investments	0.01%
C000263762 | Canada
Holdings [Line Items]
Percent of Total Investments	0.06%
C000263762 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	0.08%
C000263762 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.70%
C000263762 | Ireland
Holdings [Line Items]
Percent of Total Investments	3.90%
C000263762 | United States
Holdings [Line Items]
Percent of Total Investments	92.14%
C000262008 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.98%
C000262008 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.42%
C000262008 | Financial Services
Holdings [Line Items]
Percent of Total Investments	1.05%
C000262008 | Business Development Companies
Holdings [Line Items]
Percent of Total Investments	5.31%
C000262008 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	9.66%
C000262008 | Closed-End Funds
Holdings [Line Items]
Percent of Total Investments	80.58%
C000262008 | United States
Holdings [Line Items]
Percent of Total Investments	95.67%
C000262008 | Guernsey
Holdings [Line Items]
Percent of Total Investments	4.33%
C000244753 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Total Investments	5.92%
C000244753 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Total Investments	2.99%
C000244753 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.99%
C000244753 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.75%
C000244753 | Banking
Holdings [Line Items]
Percent of Total Investments	1.73%
C000244753 | Oil & Gas
Holdings [Line Items]
Percent of Total Investments	0.26%
C000244753 | Consumer Staple Products
Holdings [Line Items]
Percent of Total Investments	2.13%
C000244753 | Financial Services
Holdings [Line Items]
Percent of Total Investments	8.44%
C000244753 | Insurance
Holdings [Line Items]
Percent of Total Investments	10.44%
C000244753 | Industrial Products
Holdings [Line Items]
Percent of Total Investments	3.53%
C000244753 | Materials
Holdings [Line Items]
Percent of Total Investments	1.65%
C000244753 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.63%
C000244753 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Total Investments	7.12%
C000244753 | Software & Tech Services
Holdings [Line Items]
Percent of Total Investments	26.47%
C000244753 | MEDIA
Holdings [Line Items]
Percent of Total Investments	0.18%
C000244753 | Money Market
Holdings [Line Items]
Percent of Total Investments	0.28%
C000244753 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Total Investments	11.49%
C000244753 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000244753 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.05%
C000244753 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.47%